Research and Development - Schedule of Research and Development (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
Salaries and benefits	$ 4,241,477	$ 1,464,498	$ 1,399,542
Materials	37,149	109,624	115,779
Royalties to the OCS	(19,271)	18,315	6,554
Subcontractors	388,011	312,408	238,830
Depreciation	100,780	97,449	85,136
Other	148,884	125,115	90,961
Total	$ 4,897,030	$ 2,127,409	$ 1,936,802